Earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings (loss) per share [Abstract]
Basic and diluted earnings (loss) per share
Earnings (loss) per share

	Six months period ended June 30,
Basic	2018	2017
Profit (loss) attributable to equity holders of the parent	(117,275)	105,027
Weighted average number of ordinary shares outstanding (shares/thousand)	45,637	45,637
Basic (loss) profit per share	(R$ 2.5698)	R$ 2.3014

Diluted	2018	2017
Profit (loss) attributable to equity holders of the parent	(117,275)	105,027
Weighted average number of ordinary shares outstanding (shares/thousand)	45,637	45,637
Diluted (loss) profit per share	(R$ 2.5698)	R$ 2.3014

Earnings (loss) per share from continuing operations

	Six months period ended June 30,
Basic	2018	2017
Profit (loss) from continuing operations attributable to equity holders of the parent	(125,181)	97,089
Weighted average number of ordinary shares (shares/thousand)	45,637	45,637

Basic profit (loss) per share	(R$ 2.7430)	R$ 2.1274

Diluted	2018	2017
Profit (loss) from continuing operations attributable to equity holders of the parent	(125,181)	97,089
Weighted average number of ordinary shares (shares/thousand)	45,637	45,637

Diluted profit (loss) per share	(R$ 2.7430)	R$ 2.1274